Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 24,003,606	$ 24,112,852
Less: allowances for doubtful accounts	(233,047)	(201,526)
Accounts receivable, net	$ 23,770,559	$ 23,911,326